FINANCIAL STATEMENT DETAILS - Supplemental Disclosure of Non-Cash Transactions (Details) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 19, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of contingent consideration at date of acquisition	$ 0	$ 0	$ 25,500,000
Class A Common Stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock issued (shares)	82,976	82,976
Common stock	$ 83,000	$ 0
Class A Common Stock | Angi Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock issued (shares)				8,600
Common stock				$ 165,800,000